Note 8 - Income Taxes (Detail) - Income Tax Benefit (Provision) Components (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Federal
Deferred	$ (119,304)	$ 312,837
State
Current	133,120	250,674
Deferred	(13,983)	22,575
Income tax provision (benefit)	$ (167)	$ 586,086